Cover	Jun. 11, 2026	Jun. 08, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jun. 11, 2026
Registrant Name		TRULIEVE CANNABIS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56248
Entity Tax Identification Number	84-2231905
Entity Address, Address Line One	3494 Martin Hurst Road
Entity Address, City or Town		Tallahassee
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		32312
City Area Code		850
Local Phone Number		298-8866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Central Index Key		0001754195
Amendment Flag		false
Title of 12(b) Security	Subordinate Voting Shares, no par value
Trading Symbol	TRLV
Security Exchange Name	NYSE